Other Liabilities - Non-current - Summary of Other Non-current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Miscellaneous non-current liabilities [abstract]
Employee benefit obligations	$ 559.7	₨ 40,917.5	₨ 3,416.4
Contract liabilities	663.1	48,477.0	50,157.7
Others	23.3	1,705.1	1,747.0
Total	$ 1,246.1	₨ 91,099.6	₨ 55,321.1